UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7335

Strong Income Funds II, Inc., on behalf of the
Strong Advisor Bond Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004


Item 1.   Schedule of Investments

Strong Advisor Bond Fund
July 31, 2004 (Unaudited)
                                                                                 Shares or
                                                                              Principal Amount             Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds 40.7%
Allied Waste North America, Inc. Senior Secured Notes, 8.875%, Due
4/01/08                                                                            $    850,000        $   930,750
America Movil SA de CV Guaranteed Senior Yankee Notes, 5.50%, Due
3/01/14 (b)                                                                             700,000            656,854
Arch Western Finance LLC Senior Notes, 7.25%, Due 7/01/13 (b)                           700,000            714,000
Associates Corporation NA Debentures, 6.95%, Due 11/01/18                               800,000            896,088
AT&T Corporation Senior Notes, 8.05%, Due 11/15/11                                      750,000            776,332
AT&T Wireless Services, Inc. Senior Notes, 8.75%, Due 3/01/31                         1,025,000          1,279,578
Boise Cascade Corporation Senior Notes, 6.50%, Due 11/01/10                             750,000            815,625
CenterPoint Energy Resources Corporation Senior Notes, Series B, 7.875%,
Due 4/01/13                                                                             800,000            925,760
Chesapeake Energy Corporation Senior Notes, 7.50%, Due 9/15/13                          700,000            747,250
Chumash Casino & Resort Enterprise Senior Notes, 9.00%, Due 7/15/10 (b)                 600,000            657,000
Citizens Communications Company Senior Notes, 8.50%, Due 5/15/06                      1,000,000          1,068,892
Clear Channel Communications, Inc. Senior Notes, 8.00%, Due 11/01/08                    325,000            366,855
Comcast Corporation Senior Notes, 5.85%, Due 1/15/10 (f)                              1,570,000          1,650,681
Conagra Foods, Inc. Notes, 6.75%, Due 9/15/11 (f)                                     1,130,000          1,249,164
DaimlerChrysler North America Holding Corporation Guaranteed Notes,
4.05%, Due 6/04/08 (f)                                                                1,000,000            991,735
DaimlerChrysler North America Holding Corporation Notes, Tranche #1,
7.375%, Due 9/15/06                                                                   1,100,000          1,180,946
Devon Energy Corporation Senior Debentures, 7.95%, Due 4/15/32 (f)                    1,080,000          1,269,605
DirecTV Holding LLC/DirecTV Financing, Inc. Senior Notes, 8.375%, Due
3/15/13                                                                                 650,000            731,250
RR Donnelley & Sons Company Senior Notes, 4.95%, Due 4/01/14 (b)                        720,000            695,007
Encana Corporation Yankee Bonds, 6.50%, Due 8/15/34                                   1,820,000          1,851,438
EOP Operating LP Notes, 6.75%, Due 2/15/12                                            1,835,000          1,992,107
Exelon Generation Company LLC Notes, 5.35%, Due 1/15/14 (b)                             575,000            566,157
FedEx Corporation Notes, 2.65%, Due 4/01/07 (b)                                         985,000            961,305
First Chicago NBD Capital I Floating Rate Preferred Securities, 1.729%,
Due 2/01/27                                                                           1,000,000            963,781
Ford Motor Credit Company Notes, 7.00%, Due 10/01/13 (f)                              1,850,000          1,886,197
France Telecom SA Yankee Notes, 9.50%, Due 3/01/31                                    1,700,000          2,170,723
Fresenius Medical Care Capital Trust II Units, 7.875%, Due 2/01/08                      700,000            742,000
General Electric Capital Corporation Bonds, 6.75%, Due 3/15/32 (f)                    4,755,000          5,208,855
General Electric Capital Corporation Guaranteed Subordinated Notes,
7.875%, Due 12/01/06                                                                  1,000,000          1,107,327
General Motors Acceptance Corporation Bonds, 8.00%, Due 11/01/31 (f)                    725,000            738,247
General Motors Acceptance Corporation Notes, 6.875%, Due 9/15/11                      2,460,000          2,528,885
Georgia-Pacific Corporation Senior Notes, 8.875%, Due 2/01/10                           650,000            749,125
Goodrich Corporation Senior Notes, 7.625%, Due 12/15/12                                 450,000            512,892
HCA, Inc. Notes, 8.75%, Due 9/01/10                                                     630,000            726,662
Household Finance Corporation Bonds, 7.35%, Due 11/27/32                                500,000            572,160
Household Finance Corporation Senior Notes, 5.875%, Due 2/01/09 (f)                   1,965,000          2,091,599
Hutchison Whampoa International, Ltd. Guaranteed Yankee Notes, 6.25%,
Due 1/24/14 (b)                                                                       1,325,000          1,306,767
Intelsat, Ltd. Senior Notes, 5.25%, Due 11/01/08                                      1,025,000            982,988
International Finance Corporation Notes, 4.75%, Due 4/30/07                           7,970,000          8,302,963
International Lease Finance Corporation Notes, 5.875%, Due 5/01/13                      915,000            949,213
International Steel Group Senior Notes, 6.50%, Due 4/15/14 (b)                          750,000            714,375
Kraft Foods, Inc. Notes, 5.25%, Due 10/01/13 (f)                                      2,020,000          2,003,212
Kroger Company Senior Bonds, 8.00%, Due 9/15/29                                       1,565,000          1,848,060
L-3 Communications Corporation Senior Subordinated Notes, 7.625%, Due
6/15/12                                                                                 565,000            605,963
Mohegan Tribal Gaming Authority Senior Subordinated Notes, 8.00%, Due
4/01/12                                                                                 900,000            979,875
Morgan Stanley Notes, 5.30%, Due 3/01/13 (f)                                          1,265,000          1,262,197
Motorola, Inc. Debentures, 6.50%, Due 11/15/28                                        2,410,000          2,398,039
National Rural Utilities Cooperative Finance Corporation Collateral
Trust Notes, 6.00%, Due 5/15/06 (f)                                                   3,095,000          3,255,921
NiSource Finance Corporation Senior Notes, 6.15%, Due 3/01/13                         1,280,000          1,345,275
Normandy Finance, Ltd. Yankee Notes, 7.625%, Due 7/15/08 (b)                            800,000            889,470
Ohio Power Company Senior Notes, Series F, 5.50%, Due 2/15/13                           940,000            958,499
PCCW-HKT Capital Number 2, Ltd. Guaranteed Notes, 6.00%, Due 7/15/13 (b)                785,000            787,876
Pemex Project Funding Master Trust Guaranteed Notes, 6.125%, Due 8/15/08
(f)                                                                                     800,000            830,000
Plains All American Pipeline LP Senior Notes, 7.75%, Due 10/15/12                       500,000            566,864
Province of Quebec Notes, 5.00%, Due 7/17/09                                          3,165,000          3,273,376
Public Service Company of Colorado Corporate Notes, 7.875%, Due 10/01/12                415,000            494,980
Reader's Digest Association, Inc. Senior Notes, 6.50%, Due 3/01/11                      750,000            746,250
Republic of South Africa Yankee Notes, 6.50%, Due 6/02/14 (f)                           750,000            770,625
Sierra Pacific Power Company General and Refunding Mortgage Notes,
Series A, 8.00%, Due 6/01/08                                                            700,000            756,000
Sprint Capital Corporation Notes, 8.75%, Due 3/15/32 (f)                              1,500,000          1,822,973
Telefonos de Mexico SA Yankee Notes, 4.50%, Due 11/19/08                              1,415,000          1,390,615
Texas Eastern Transmission Corporation Notes, 5.25%, Due 7/15/07                        860,000            891,295
The Gap, Inc. Notes, 6.90%, Due 9/15/07                                                 650,000            705,250
Time Warner Entertainment Company LP Senior Notes, 8.875%, Due 10/01/12               1,000,000          1,217,067
Transocean Sedco Forex Corporation Bonds, 7.50%, Due 4/15/31                            600,000            693,678
TXU Energy Company LLC Senior Notes, 7.00%, Due 3/15/13                                 790,000            869,179
Tyco International Group SA Yankee Notes, 6.00%, Due 11/15/13 (f)                       835,000            870,184
Union Pacific Corporation Notes, 5.75%, Due 10/15/07                                  1,105,000          1,170,712
United Mexican States Yankee Notes, 7.50%, Due 1/14/12                                1,125,000          1,240,312
US Bank National Association Subordinated Notes, 6.30%, Due 2/04/14 (f)               1,000,000          1,080,022
UST, Inc. Notes, 6.625%, Due 7/15/12 (f)                                              1,155,000          1,265,163
Valero Energy Corporation Notes, 4.75%, Due 6/15/13                                   1,350,000          1,289,883
Verizon Communications Debentures, 8.75%, Due 11/01/21                                  570,000            697,659
Verizon Virginia, Inc. Debentures, Series A, 4.625%, Due 3/15/13 (f)                    500,000            474,188
Vivendi Universal SA Senior Yankee Notes, 6.25%, Due 7/15/08                            535,000            569,952
Wal-Mart Stores, Inc. Notes, 4.125%, Due 2/15/11 (f)                                    695,000            678,302
Waste Management, Inc. Senior Notes, 6.375%, Due 11/15/12 (f)                           500,000            535,082
Waste Management, Inc. Senior Notes, 7.375%, Due 8/01/10                                295,000            334,380
Yum! Brands, Inc. Notes, 7.70%, Due 7/01/12                                             750,000            866,574
Zions Bancorporation Subordinated Notes, 6.00%, Due 9/15/15 (f)                         775,000            798,331
-------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $96,039,397)                                                                98,462,421
-------------------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities 20.4%
ABN AMRO Mortgage Corporation Variable Rate Pass-Thru Certificates,
Series 2002-1A, Class IIA-3, 5.35%, Due 6/25/32                                         690,684            697,861
Bank of America Mortgage Securities, Inc. Variable Rate Pass-Thru
Certificates, Series 2002-E, Class A-1, 6.4564%, Due 6/20/31                            370,176            376,943
CWMBS, Inc. Variable Rate Mortgage Pass-Thru Certificates, Series
2001-HYB1, Class 2A1, 4.4521%, Due 6/19/31                                              282,287            288,286
Citibank Credit Card Issuance Trust Notes, Series 2001-A8, Class A8,
4.10%, Due 12/07/06                                                                   8,955,000          9,031,554
Citibank Credit Card Issuance Trust Notes, Series 2003-A10, Class A10,
4.75%, Due 12/10/15                                                                   3,000,000          2,925,000
Credit Suisse First Boston Mortgage Securities Corporation Commercial
Mortgage Pass-Thru Certificates, Series 1997-C2, Class A-2, 6.52%, Due
1/17/35                                                                               1,717,908          1,747,607
Credit Suisse First Boston Mortgage Securities Corporation Variable Rate
Mortgage Pass-Thru Certificates, Series 2002-AR17, Class 2-A-1, 5.4749%,
Due 12/19/39                                                                            202,954            203,461
Financial Asset Securities Corporation Floating Rate Trust Certificates,
Series 2003-1A, Class A1, 1.58%, Due 9/27/33 (b)                                        149,524            149,524
First Franklin Mortgage Loan Variable Rate Asset-Backed Certificates,
Series 2004-FFH2, Class A1, 1.735%, Due 6/25/34                                       2,065,503          2,065,503
The Goldman Sachs Group, Inc. Collateralized Mortgage Obligation, Series
2004-GG2, 5.396%, Due 8/10/36                                                         2,170,000          2,180,759
Greenwich Capital Commercial Funding Corporation Interest Only Variable
Rate Mortgage Pass-Thru Certificates, Series 2002-C1, Class XPB,
1.9901%, Due 1/11/35 (b)                                                             24,000,000          1,391,250
Greenwich Capital Commercial Funding Corporation Mortgage Pass-Thru
Certificates, Series 2004-GG1, Class A-2, 5.317%, Due 4/10/14                         3,440,000          3,388,938
GS Mortgage Securities Corporation Variable Rate Mortgage Pass-Thru
Certificates, Series 2004-4, Class A2A, 1.60%, Due 5/25/34                            3,276,239          3,276,239
JP Morgan Chase Commercial Mortgage Securities Corporation Interest Only
Mortgage Pass-Thru Certificates, Series 2001-CIB2, Class X2, 0.9964%,
Due 4/15/35 (b)                                                                      63,000,000          2,318,192
JP Morgan Chase Commercial Mortgage Securities Corporation Variable Rate
Pass-Thru Certificates, Series 2004-C2, Class A3, 5.3855%, Due 5/15/41                2,360,000          2,353,982
Master Adjustable Rate Mortgages Trust Pass-Thru Certificates, Series
2002-3, Class 4-A-1, 6.192%, Due 10/25/32                                             1,029,997          1,045,788
Metris Master Trust Floating Rate Asset-Backed Securities, Series
1999-2, Class A, 1.94%, Due 1/20/10                                                   2,265,000          2,265,416
Morgan Stanley Capital ABS I, Inc. Trust Variable Rate Mortgage
Pass-Thru Certificates, Series 2003-HE1, Class A3, 1.56%, Due 5/25/33                 1,640,904          1,640,904
Mountain Capital CLO I, Ltd./Mountain Capital CLO I Corporation Variable
Rate Notes, Series 1A, Class A-1, 2.20%, Due 4/15/11 (b)                              2,874,736          2,880,126
Nomura Asset Acceptance Corporate Variable Rate Mortgage Pass-Thru
Certificates, Series 2004-AR1, Class 5A2, 1.722%, Due 8/25/34                         3,390,000          3,390,000
Nomura Asset Acceptance Corporation Variable Rate Mortgage Pass-Thru
Certificates, Series 2004-AP1, Class A1, 1.65%, Due 3/25/34                           2,303,772          2,303,772
Residential Asset Securities Corporation Variable Rate Home Equity
Mortgage Asset-Backed Pass-Thru Certificates, Series 2004-KS1, Class
AI1, 1.60%, Due 9/25/20                                                               1,695,915          1,696,118
Structured Asset Securities Corporation Floating Rate Mortgage Pass-Thru
Certificates, Series 1998-2, Class A, 1.71%, Due 2/25/28                                457,632            457,918
Washington Mutual Mortgage Pass-Thru Certificates, Series 2002-AR4,
Class A-7, 5.498%, Due 4/26/32                                                          900,466            905,654
Washington Mutual Mortgage Pass-Thru Certificates, Series 2002-AR7,
Class A-6, 5.53%, Due 7/25/32                                                           409,532            412,370
-------------------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost $48,987,514)                                  49,393,165
-------------------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 48.7%
FHLMC Adjustable Rate Guaranteed Mortgage Participation Certificates:
  4.1867%, Due 10/25/43                                                               2,780,787          2,839,288
  4.288%, Due 7/25/43                                                                 2,615,635          2,661,818
FHLMC Adjustable Rate Participation Certificates, Pool #789483, 5.681%,
Due 6/01/32                                                                             515,301            527,574
FHLMC Debentures, 5.125%, Due 7/15/12                                                 3,735,000          3,829,652
FHLMC Notes, 6.875%, Due 9/15/10                                                      1,885,000          2,135,707
FHLMC Participation Certificates:
  7.50%, Due 12/01/11                                                                 1,356,453          1,431,383
  10.50%, Due 8/01/19                                                                   155,135            176,712
FHLMC TBA, 4.50%, Due 8/15/19 (d)                                                       625,000            614,453
FNMA Adjustable Rate Guaranteed Mortgage Pass-Thru Certificates:
  4.671%, Due 4/01/14                                                                 3,084,939          3,012,635
  Pool #545460, 5.802%, Due 11/01/31                                                  1,313,962          1,353,788
  Pool #646644, 6.167%, Due 6/01/32                                                   1,106,174          1,133,394
FNMA Guaranteed Mortgage Pass-Thru Certificates:
  6.00%, Due 12/01/14                                                                 6,575,942          6,881,107
  6.201%, Due 5/01/09                                                                 2,211,411          2,378,349
  6.225%, Due 12/01/08                                                                4,119,472          4,431,655
  8.00%, Due 3/01/13                                                                  2,334,492          2,509,579
  8.00%, Due 6/01/12                                                                    999,285          1,069,917
  8.00%, Due 4/01/17                                                                    404,379            442,166
  8.00%, Due 9/01/23                                                                    300,573            329,225
  8.33%, Due 7/15/20                                                                    638,518            716,665
  8.50%, Due 5/01/26                                                                    692,139            768,111
  8.50%, Due 11/01/26                                                                 1,007,922          1,146,192
  9.00%, Due 12/01/16                                                                   397,507            453,125
FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru
Certificates:
  8.00%, Due 4/25/22                                                                    669,435            703,156
  9.50%, Due 6/25/19                                                                    525,213            578,349
FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Thru Trust,
9.50%, Due 12/25/41                                                                   2,463,961          2,755,786
FNMA Notes:
  4.625%, Due 10/15/13                                                                4,000,000          3,913,780
  6.00%, Due 5/15/11 (f)                                                              2,020,000          2,190,579
FNMA TBA:
  5.00%, Due 8/15/19 (d)                                                              5,470,000          5,511,025
  5.00%, Due 8/15/34 (d)                                                             22,800,000         22,230,000
  5.50%, Due 8/15/34 (d)                                                             20,720,000         20,778,275
GNMA Guaranteed Pass-Thru Certificates, 8.00%, Due 12/15/17                           1,794,751          1,977,821
United States Treasury Bonds (f):
  5.375%, Due 2/15/31                                                                 1,145,000          1,173,089
  5.50%, Due 8/15/28                                                                    590,000            606,087
  7.625%, Due 11/15/22                                                                2,020,000          2,599,568
  8.00%, Due 11/15/21                                                                 1,300,000          1,724,177
  8.50%, Due 2/15/20                                                                  2,420,000          3,313,793
United States Treasury Notes (f):
  3.625%, Due 7/15/09                                                                 3,015,000          3,006,992
  4.75%, Due 5/15/14                                                                  1,145,000          1,169,913
  5.75%, Due 8/15/10                                                                  2,305,000          2,528,389
-------------------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $116,827,601)                                     117,603,274
-------------------------------------------------------------------------------------------------------------------
Municipal Bonds 1.5%
Austin, Texas Electric Utility System Revenue Refunding, 5.50%, Due
11/15/16                                                                              3,000,000          3,386,250
Tobacco Settlement Financing Corporation Revenue, 5.00%, Due 6/01/09                    275,000            275,949
-------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $3,729,914)                                                                  3,662,199
-------------------------------------------------------------------------------------------------------------------
Common Stocks 0.0%
NATG Holdings LLC/Orius Capital Corporation (Acquired 4/15/04; Cost
$555,556) (b) (e) (g)                                                                     3,117              3,417
OpTel, Inc. Non-Voting (Acquired 4/14/98; Cost $20,000) (b) (e) (g)                         500                  5
-------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $575,556)                                                                          3,422
-------------------------------------------------------------------------------------------------------------------
Warrants 0.0%
NATG Holdings LLC/Orius Capital Corporation (b) (e) (g):
  Class A, Expire 2/01/10 (Acquired 4/15/04; Cost $0)                                     3,454                  0
  Class B, Expire 2/01/10 (Acquired 4/15/04; Cost $0)                                     8,080                  0
  Class C, Expire 2/01/10 (Acquired 4/15/04; Cost $0)                                     3,636                  0
-------------------------------------------------------------------------------------------------------------------
Total Warrants (Cost $0)                                                                                         0
-------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 21.9%
Collateral Received for Securities Lending 11.9%
Navigator Prime Portfolio                                                            28,713,960         28,713,960

Corporate Notes 0.6%
MetLife, Inc. Debentures, 3.911%, Due 5/15/05                                     $   1,400,000          1,418,379

Non-Agency Mortgage & Asset-Backed Securities  0.1%
Residential Asset Mortgage Products, Inc. Interest Only Asset-Backed
Pass-Thru Certificates, Series 2002-RS7, Class A-IO, 2.00%, Due 5/25/05              13,816,216            150,044

Repurchase Agreements 9.1%
ABN AMRO Inc. (Dated 7/30/04), 1.35%, Due 8/02/04 (Repurchase proceeds
$20,502,306); Collateralized by: United States Government & Agency Issues            20,500,000         20,500,000
State Street Bank (Dated 7/30/04), 0.85%, Due 8/02/04 (Repurchase
proceeds $1,592,613); Collateralized by: United States Government &
Agency Issues                                                                         1,592,500          1,592,500
                                                                                               --------------------
Total Repurchase Agreements                                                                             22,092,500

United States Government & Agency Issues 0.2%
FHLMC Guaranteed Interest Only Mortgage Participation Certificates,
1.50%, Due 12/25/04                                                                  36,000,000            172,800
FNMA Guaranteed Mortgage Pass-Thru Certificates, 9.50%, Due 6/01/05                         987                997
U.S. Treasury Bills, Due 8/05/04 thru 9/30/04 (c)                                       375,000            374,497
                                                                                               --------------------

Total United States Government & Agency Issues                                                             548,294
-------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $52,900,430)                                                         52,923,177
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $319,060,412) 133.2%                                             322,047,658
Other Assets and Liabilities, Net (33.2%)                                                              (80,250,354)
-------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                    $ 241,797,304
===================================================================================================================

FUTURES
--------------------------------------------------------------------------------------------------------
                                           Expiration Date      Underlying Face          Unrealized
                                                                Amount at Value          Appreciation/
                                                                                        (Depreciation)
--------------------------------------------------------------------------------------------------------
Sold:
36 Five-Year U.S. Treasury Notes                 9/04              $ (3,942,000)         $  (54,153)
162 Ten-Year U.S. Treasury Notes                 9/04               (17,936,438)           (409,689)
75 U.S. Treasury Bonds                           9/04                (8,116,406)           (271,608)


LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security is pledged to cover margin requirements on open futures contracts.
(d) All or a portion of security is when-issued.
(e) Illiquid security.
(f) All or a portion of the security is on loan.
(g) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy or the fund has halted accruing income.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Income Funds II, Inc., on behalf of the Strong Advisor Bond Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    September 29, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    September 29, 2004